TIAA SEPARATE ACCOUNT VA-3

Teachers Insurance and Annuity Association of America

Prospectus Supplement No. 2 dated September 10, 2015

This supplement amends certain disclosure in the prospectuses for the TIAA Access individual and group variable annuity contracts. Please keep this supplement with your prospectus for future reference.

The Redemption Fee described in footnote 2 to the TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND table will not apply to transactions in shares of the indicated funds on or after October 19, 2015.

A15076 (9/15)